Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Schedule of subsidiaries of company
	Country of			Percentage of ownership at December 31,
Company	incorporation	Local currency	Main activity	2017	2016	2015
Abafor S.A. (*)	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI AIA S.à r.l(*)(**)	Luxembourg	Euros	Holding company	-	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A. (*)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (AIA) (*)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Cargo & Logistics S.A. (*)	Argentina	Argentine pesos	Holding company	98.63%	98.63%	98.63%
CASA Aeroportuaria S.A. (*)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Cedicor S.A (*)	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A. (*)	Argentina	Argentine pesos	Holding company	100.00%	100.00%	100.00%
Corporación América Italia S.A.	Italy	Euros	Holding company	100.00%	100.00%	100.00%
Corporación América S.A. (*)	Argentina	Argentine pesos	Holding company	95.37%	95.37%	95.37%
Corporación América Sudamericana S.A.	Panamá	U.S. dollars	Holding company	94.68%	94.68%	94.68%
DICASA Spain S.A. (*)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
GOFI Investments S.L (*)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (*)	Brazil	Brazilian real	Holding company	99.96%	99.96%	99.96%
Yokelet S.L. (*)	Spain	Euros	Holding company	100.00%	100.00%	90.00%

(*)These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(**) This company was dissolved on June 30, 2017.

	Country of			Percentage of ownership at December 31,
Company	incorporation	Local currency	Main activity	2017	2016	2015
Aerocombustibles Argentinos S.A.	Argentina	Argentine pesos	Fueling company	92.98%	92.98%	92.98%
Aeropuerto de Bahía Blanca S.A.	Argentina	Argentine pesos	Airports Operation	81.06%	81.06%	81.06%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (***)	Argentina	Argentine pesos	Airports Operation	81.29%	81.29%	81.29%
Aeropuertos del Neuquén S.A.	Argentina	Argentine pesos	Airports Operation	74.10%	74.10%	74.10%
Arrnenia International Airports CJSC	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAI S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.	Argentina	Argentine pesos	Fuel plants	76.29%	76.29%	76.29%
Inframerica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”)	Brazil	Brazilian real	Airports Operation	50.98%	50.98%	50.98%
Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”)	Brazil	Brazilian real	Airports Operation	99.97%	99.96%	99.95%
Paoletti América S.A. (****)	Argentina	Argentine pesos	Service company	40.65%	40.65%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A.	Argentina	Argentine pesos	Service company	80.73%	80.73%	80.73%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (*****)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A.	Argentina	Argentine pesos	Service company	56.91%	56.91%	56.91%
Toscana Aeroporti S.p.A.	Italy	Euros	Airports Operation	51.13%	51.13%	51.13%
Villalonga Furlong S.A.	Argentina	Argentine pesos	Service company	78.91%	78.91%	78.91%

(***) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation is subject to the authorization by the ORSNA pursuant to section 7.2 of the Argentine Concession Agreement. As of the date of issuance of these Consolidated Financial Statements, the ORSNA has not issued any resolution approving or rejecting the aforementioned transaction. While this approval is pending, all economic and political rights pertaining to the shares, including all distributed dividends, have been assigned to Cedicor S.A.

(****) The group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(*****) The group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination
	Toscana Aeroporti S.p.a.
	December 31, 2017	December 31, 2016	December 31, 2015
Non-current assets	236,893	199,316	203,251
Current assets	62,144	51,453	60,788
Total assets	299,037	250,769	264,039
Non-current liabilities	73,762	68,646	76,629
Current liabilities	89,057	63,806	67,080
Total liabilities	162,819	132,452	143,709
Equity	136,218	118,317	120,330
Revenue	154,526	141,347	152,663
Gross profit	50,269	45,057	41,438
Operating income	19,469	17,854	14,212
Financial Results	(1,630)	(1,240)	(1,894)
Share of income in associates	39	-	1,842
Income tax expense	(5,893)	(5,624)	(4,654)
Net income	11,985	10,990	9,506
Other comprehensive (income) / loss for the year	16,469	(4,643)	(10,761)
Total comprehensive income/(loss) for the year	28,454	6,347	(1,255)
Dividends paid	(10,584)	(4,268)	(3,831)

Increase/(decrease) in cash
Provided by operating activities	13,345	16,514	23,210
Used in investing activities	(19,315)	(10,170)	(7,319)
Used in financing activities	(9,981)	(10,979)	(9,634)

	Terminal Aeroportuaria de Guayaquil S.A.
	December 31, 2017	December 31, 2016	December 31, 2015
Non-current assets	51,941	55,188	62,134
Current assets	42,760	45,053	40,520
Total assets	94,701	100,241	102,654
Non-current liabilities	6,571	11,566	8,114
Current liabilities	42,929	44,307	56,633
Total liabilities	49,500	55,873	64,747
Equity	45,201	44,368	37,907
Revenue	85,310	85,301	79,045
Gross profit	35,063	36,220	32,287
Operating income	19,087	20,626	15,806
Financial Results	(479)	(1,395)	(2,377)
Share of income in associates	-	-	-
Income tax expense	(1,653)	(1,768)	(1,466)
Net income	16,955	17,463	11,963
Other comprehensive income for the year	-	-	-
Total comprehensive income for the year	16,955	17,463	11,963
Dividends paid	(17,371)	(16,157)	(7,315)

Increase/(decrease) in cash
Provided by operating activities	24,743	26,951	20,336
Provided by/ (used in) investing activities	(24,585)	8,995	(5,303)
Used in financing activities	(23,066)	(23,397)	(20,563)

	Inframerica Conssesionária do Aeroporto de Brasília S.A.
	December 31, 2017	December 31, 2016	December 31, 2015
Non-current assets	1,267,647	1,373,179	1,114,659
Current assets	48,747	126,418	54,346
Total assets	1,316,394	1,499,597	1,169,005
Non-current liabilities	1,060,174	1,206,457	954,791
Current liabilities	250,671	211,667	94,464
Total liabilities	1,310,845	1,418,124	1,049,255
Equity	5,549	81,473	119,750
Revenue	111,259	99,889	N/A
Gross profit	14,538	19,511	N/A
Operating income	(161)	7,143	N/A
Financial Results	(116,222)	(128,403)	N/A
Share of income in associates	-	-	N/A
Income tax expense	38,798	40,425	N/A
Net loss	(77,585)	(80,835)	N/A
Other comprehensive income for the year	1,764	24,372	N/A
Total comprehensive loss for the year	(75,821)	(56,463)	N/A
Dividends paid	-	-	N/A

Increase/(decrease) in cash
Used in operating activities	(76,445)	(10,674)	N/A
Used in investing activities	(10,065)	(16,172)	N/A
Provided by financing activities	87,216	10,489	N/A

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,	December 31,
	2017	2016	2015
Non-current assets	707,952	544,697	487,122
Current assets	199,222	146,034	94,881
Total assets	907,174	690,731	582,003
Non-current liabilities	411,561	159,411	212,192
Current liabilities	150,225	220,822	145,767
Total liabilities	561,786	380,233	357,959
Equity	345,388	310,498	224,044
Revenue	994,782	837,380	780,870
Gross profit	360,822	339,344	283,732
Operating income	282,422	270,672	211,424
Financial Results	(52,788)	(53,036)	(135,847)
Share of income in associates	-	-	-
Income tax expense	(67,620)	(81,501)	(26,152)
Net income	162,014	136,135	49,425
Other comprehensive loss for the year	(50,945)	(49,680)	(113,471)
Total comprehensive income (loss) for the year	111,069	86,455	(64,046)
Dividends paid	(76,178)	-	-

Increase/(decrease) in cash
(Used in) /provided by operating activities	(53,509)	114,704	47,192
Used in investing activities	(185)	(1,028)	(652)
Provided by /(used in) financing activities	129,370	(79,748)	(63,915)

Schedule of estimated useful life of property, plant and equipment
Buildings and improvements	25-30 years
Plant and production equipment	3-10 years
Vehicles, furniture and fixtures, and other equipment	4-10 years